Other receivables and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to an unrelated third party		$ 6,457
Other receivables	26
Other prepayments	2	2
Other receivables and prepayments	$ 28	$ 6,459
Interest rate	6.00%